Exhibit 99.1

World Omni Auto Receivables Trust 2016-A

Monthly Servicer Certificate

February 28, 2019

Dates Covered
Collections Period	02/01/19 - 02/28/19
Interest Accrual Period	02/15/19 - 03/14/19
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/19	226,303,206.69	17,892
Yield Supplement Overcollateralization Amount 01/31/19	5,706,054.42	0
Receivables Balance 01/31/19	232,009,261.11	17,892
Principal Payments	10,075,194.84	328
Defaulted Receivables	695,530.92	42
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/19	5,302,429.42	0
Pool Balance at 02/28/19	215,936,105.93	17,522

Pool Statistics	$ Amount	# of Accounts
Pool Factor	24.09%
Prepayment ABS Speed	1.13%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	5,035,433.71	299
Past Due 61-90 days	1,350,095.05	79
Past Due 91-120 days	197,293.22	15
Past Due 121+ days	0.00	0
Total	6,582,821.98	393

Total 31+ Delinquent as % Ending Pool Balance	3.05%
Total 61+ Delinquent as % Ending Pool Balance	0.72%
Delinquency Trigger Occurred	NO

Recoveries	334,480.99
Aggregate Net Losses/(Gains) - February 2019	361,049.93
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.87%
Prior Net Losses Ratio	1.02%
Second Prior Net Losses Ratio	1.77%
Third Prior Net Losses Ratio	1.07%
Four Month Average	1.43%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.25%

Overcollateralization Target Amount	9,717,124.77
Actual Overcollateralization	9,717,124.77
Weighted Average APR	3.84%
Weighted Average APR, Yield Adjusted	5.72%
Weighted Average Remaining Term	33.27

Flow of Funds	$ Amount

Collections	11,120,449.44
Investment Earnings on Cash Accounts	58,902.96
Servicing Fee	(193,341.05)
Transfer to Collection Account	0.00
Available Funds	10,986,011.35

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	303,402.10
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	183,456.46
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	9,717,124.77
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	0.00
(9)(b) Distribution to Certificateholders	782,028.02

Total Distributions of Available Funds	10,986,011.35

Servicing Fee	193,341.05
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 02/15/19	216,119,562.39
Principal Paid	9,900,581.23
Note Balance @ 03/15/19	206,218,981.16

Class A-1
Note Balance @ 02/15/19	0.00
Principal Paid	0.00
Note Balance @ 03/15/19	0.00
Note Factor @ 03/15/19	0.0000000%

Class A-2
Note Balance @ 02/15/19	0.00
Principal Paid	0.00
Note Balance @ 03/15/19	0.00
Note Factor @ 03/15/19	0.0000000%

Class A-3
Note Balance @ 02/15/19	123,289,562.39
Principal Paid	9,900,581.23
Note Balance @ 03/15/19	113,388,981.16
Note Factor @ 03/15/19	43.2782371%

Class A-4
Note Balance @ 02/15/19	74,800,000.00
Principal Paid	0.00
Note Balance @ 03/15/19	74,800,000.00
Note Factor @ 03/15/19	100.0000000%

Class B
Note Balance @ 02/15/19	18,030,000.00
Principal Paid	0.00
Note Balance @ 03/15/19	18,030,000.00
Note Factor @ 03/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	303,402.10
Total Principal Paid	9,900,581.23
Total Paid	10,203,983.33

Class A-1
Coupon	0.62000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.32000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.77000%
Interest Paid	181,852.10
Principal Paid	9,900,581.23
Total Paid to A-3 Holders	10,082,433.33

Class A-4
Coupon	1.95000%
Interest Paid	121,550.00
Principal Paid	0.00
Total Paid to A-4 Holders	121,550.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3532738
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.5279872
Total Distribution Amount	11.8812610

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.6940920
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	37.7884780
Total A-3 Distribution Amount	38.4825700

A-4 Interest Distribution Amount	1.6250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6250000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	18.53
Noteholders' Principal Distributable Amount	981.47

Account Balances	$ Amount

Reserve Account
Balance as of 02/15/19	22,196,494.13
Investment Earnings	39,266.55
Investment Earnings Paid	(39,266.55)
Deposit/(Withdrawal)	-
Balance as of 03/15/19	22,196,494.13
Change	-

Total Reserve Amount	22,196,494.13